Income taxes: (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 219
Operating Loss Carryforwards, Limitations on Use	As a result of previous ownership changes, an aggregate of $532 thousand in Federal loss carry-forwards are limited to $116 thousand annually
Operating Loss Carryforwards Expiration Date1	expire from 2022 through 2033